Invested and working capital, Exploration and Evaluation Expenditure (Details) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Invested and working capital [Abstract]
Exploration and evaluation expenditure	$ 171,819	$ 114,375
Reconciliation of movement [Abstract]
Opening balance	114,375	94,824
Additions - Rhyolite Ridge	46,474	27,805
Exploration expenditure - non core	970	293
Exploration expenditure - written off	(309)	(285)
Foreign exchange translation difference	10,309	(8,262)
Carrying amount at the end of the financial year	$ 171,819	$ 114,375